Long-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2019 and 2020, are analyzed as follows:

Vessel (Borrower)	December 31, 2019	December 31, 2020
(a) Northsea Alpha (Secondone)	$3,690	$3,290
(a) Northsea Beta (Thirdone)	3,690	3,290
(b) Pyxis Malou (Fourthone)	10,020	8,730
(c) Pyxis Delta (Sixthone)	4,050	—
(c) Pyxis Theta (Seventhone)	13,469	14,950
(d) Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$58,919	$54,260

Current portion	$9,241	$3,410
Less: Current portion of deferred financing costs	(257)	(155)
Current portion of long-term debt, net of deferred financing costs, current	$8,984	$3,255

Long-term portion	$49,678	$50,850
Less: Non-current portion of deferred financing costs	(445)	(519)
Long-term debt, net of current portion and deferred financing costs, non-current	$49,233	$50,331

(a)	On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.
(b)	Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.

On February 28, 2018, the Company refinanced the then existing indebtedness of $26,906 under the Secondone, Thirdone and Fourthone loan agreements with a new 5-year secured loan of $20,500 and cash of $2,100. The remaining balance of $4,306 was written-off by the previous lender at closing, which was recorded as gain from debt extinguishment in the 2018 consolidated statement of comprehensive loss.

Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2020, amounting to $3,290, is repayable in 9 remaining quarterly installments of $100 each amounting to $900 in the aggregate, the first falling due in February 2021, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.

As of December 31, 2020, the outstanding balance of the Fourthone loan of $8,730 is repayable in 9 quarterly installments amounting to $3,330, the first falling due in February 2021, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $330, is followed by four amounting to $360 each and four amounting to $390 each.

The loan bears interest at LIBOR plus a margin of 4.65% per annum.

As a condition subsequent to the execution of this loan agreement, the borrowers, Secondone, Thirdone and Fourthone, were required to re-domicile to the jurisdiction of the Republic of Malta. In March and April 2018, these vessel-owning companies completed their re-domiciliation and were renamed to SECONDONE CORPORATION LTD., THIRDONE CORPORATION LTD. and FOURTHONE CORPORATION LTD., respectively.

Standard loan covenants include, among others, a minimum liquidity and an MSC.

The facility also imposes certain customary covenants and restrictions with respect to, among other things, the borrowers’ ability to incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal.

Covenants:

●	The Company undertakes to maintain minimum deposits with the bank of $1,450 at all times.

●	MSC is to be at least 150% until February 2022 and at least 155% thereafter.

●	The borrowers, Secondone, Thirdone and Fourthone are 100% legally and beneficially (directly) owned by the Company. No change of ownership of the borrowers and change of control of the Company without lender’s prior written consent, where control means: (i) the power (whether by way of ownership of shares, partnership units, proxy, contract, agency or otherwise) to: (a) cast, or control the casting of, more than 50% of the maximum number of votes that might be cast at a general meeting of the Company; or (b) appoint or remove all, or the majority, of the directors or other equivalent officers of the Company; or (c) give directions with respect to the operating and financial policies of the Company with which the directors or other equivalent officers of the Company are obliged to comply; and/or (ii) the holding beneficially of more than 50% of the issued shares of the Company (excluding any part of that issued shares that carries no right to participate beyond a specified amount in a distribution of either profits or capital).

(c)	On October 12, 2012, Sixthone and Seventhone concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of the Pyxis Delta and the Pyxis Theta, respectively. In February 2013, Sixthone drew down an amount of $13,500, while in September 2013, Seventhone drew down an amount of $21,300 (“Tranche A” and “Tranche B”, respectively). On September 29, 2016, the Company agreed with the lender of Sixthone to extend the maturity of Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin. In addition, on June 6, 2017, the lender of Sixthone and Seventhone agreed to further extend the maturity of its respective loans from September 2018 to September 2022 under the same applicable margin, but with an extended amortization schedule.

On November 13, 2019, the Company decided to make arrangements to sell Pyxis Delta, and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel Pyxis Delta as “held for sale” were met. As at December 31, 2019, upon classification of Pyxis Delta as vessel held-for-sale, the total outstanding balance of Tranche A of $4,050 was classified in the consolidated balance sheet under the line item “Current portion of long-term debt, net of deferred financing costs”. According to the loan agreement, the early prepayment of the outstanding balance of Tranche A obliged the Company to make a prepayment of $1,624 for Tranche B so that the required security cover ratio of the facility remained the same as the ratio applied immediately prior to the sale. As of December 31, 2019, the amount of $1,624 of Tranche B, that was due to be prepaid upon the early prepayment of Tranche A, was also classified in the consolidated balance sheet under the line item “Current portion of long-term debt, net of deferred financing costs”.

On January 13, 2020, pursuant to the sale agreement that the Company entered into in late 2019, Pyxis Delta was delivered to her buyers. The total net proceeds from the sale of the vessel were $13,197, $5,674 out of which was used to prepay the loan facility secured by the Pyxis Delta and the Pyxis Theta and $7,523 for the repayment of the Company’s liabilities to Maritime and obligations to its trade creditors. On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with the new lender, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. The new loan bears interest at LIBOR plus a margin of 3.35% per annum. As of December 31, 2020, the outstanding balance of the Seventhone loan of $14,950 is repayable in 19 consecutive quarterly installments of $300 each, the first falling due in January 2021, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. Standard collateral interests and customary covenants are incorporated in this facility.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”).

The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal.

Covenants:

●	The Company undertakes to maintain minimum deposit with the bank of $500 at all times.

●	The ratio of the Company’s total liabilities to total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the Vessel-owning company is entitled to distribute dividends to Pyxis. As of December 31, 2020, the requirement was met as such ratio was 71%, or 4% lower than the required threshold.

●	MSC is to be at least 125% of the respective outstanding loan balance.

●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the Pyxis Theta, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 40% of the shares and voting rights in the Company remain in the ultimate legal and beneficial owners disclosed at the negotiation of this loan agreement.

(d)	On September 27, 2018, Eighthone entered into a new $24,000 loan agreement, for the purpose of refinancing the outstanding indebtedness of $16,000 under the previous loan facility and for general corporate purposes. The new facility matures in September 2023 and is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers’ undertakings.

The new loan facility bears an interest rate of 11% of which 1.0% can be paid as PIK interest per annum for the first two years, and 11.0% per annum thereafter and incurs fees due upfront and upon early prepayment or final repayment of outstanding principal.

The principal obligation amortizes in 10 quarterly installments starting in March 29, 2021, equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity. As of December 31, 2020, the outstanding balance of Eighthone loan was $24,000. Management cannot currently assess with any certainty that any amount under the cash sweep will be made prior to loan maturity.

The facility also imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal.

Covenants:

●	As of December 31, 2019, the Company had to maintain minimum deposits with the bank (“Liquidity Account”) of $750 at all times. Based on the first supplemental letter dated 9, July 2020, the Company undertook to maintain the credit balance of the Liquidity Account not falling at any time below $375 and to credit on each Quarter End Date (such first Quarter End Date being the December 31, 2020) an amount equal to $1 per day to the Liquidity Account calculated on and from October 1, 2020, until such time that the amount standing to the credit of the Liquidity Account is no less than the Minimum Liquidity Amount of $750.

●	Following the Second Supplemental Letter signed on September 25, 2020, MSC was to be at least 115% of the respective outstanding loan balance until December 31, 2020 (inclusive) and at least 125% thereafter.

●	The Company ceases to own directly the entire share capital of Eighthone; or Mr. Valentis (either directly and/or indirectly through companies beneficially owned by him/or trusts of foundations of which he is a beneficiary) ceases to own at least 25 per cent. of the share capital of the Company; or Mr. Valentis ceases to be the Chairman of the Company.

Under the facility, a deferred fee may be payable on the occurrence of certain events including, among others, the sale of the vessel or on repayment or maturity of the loan. If payable, the amount due is calculated as the lesser of (a) 15% of the amount of the loan borrowed under the facility agreement and (b) 15% of the difference between (i) the charter-free fair market value of the vessel plus any dry dock reserve account balance and (ii) any outstanding loan amount at the time of the repayment or maturity of the facility. In the event that the deferred fee and the prepayment fee become simultaneously payable, only the higher of the prepayment fee or the deferred fee will be payable. Management has assessed this deferred fee as a contingent liability under ASC 450 and concluded that such loss contingency should not be accrued as of December 31, 2020 by a charge in the consolidated statements of comprehensive loss, since information available as of December 31, 2020 did not indicate that was probable that the liability had been incurred as of the balance sheet date at December 31, 2020 and could not be reliably estimated. A prepayment fee of $0.2 million was paid following the refinancing of the facility on March 30, 2021 (Note 13).

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel and in dividend distributions when certain financial ratios are not met.

As of December 31, 2020, the Company was in compliance with all of its financial and MSC covenants with respect to its loan agreements. In addition, as of December 31, 2020, there was no amount available to be drawn down by the Company under its existing loan agreements.

The annual principal payments required to be made after December 31, 2020, are as follows:

To December 31,	Amount
2021	$3,410
2022	3,530
2023	35,970
2024	1,200
2025 and thereafter	10,150
Total	$54,260

Total interest expense on long-term debt and promissory note for the years ended December 31, 2018, 2019 and 2020, amounted to $4,048, $5,517 and $4,636 respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying consolidated statements of comprehensive loss. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2018, 2019 and 2020, was 6.00%, 8.18% and 7.69% per annum, including the promissory note discussed in Note 3, respectively.